Shareholder Fees - VIPBalancedPortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio
Shareholder Fees:
(fees paid directly from your investment)